Note 15 - Stock-based Compensation - Fair Value of Each Option Grant Assumptions Used (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Risk-free rate	1.10%	1.00%	0.90%
Expected life in years (Year)	4 years 273 days	4 years 273 days	4 years 273 days
Expected volatility	33.00%	28.60%	25.50%
Dividend yield	0.30%	0.20%	0.80%
Weighted average fair value per option granted (in dollars per share)	$ 9.64	$ 11.91	$ 10.52